Summary of Significant Accounting Policies (Details Narrative) - Successor [Member] $ in Thousands	3 Months Ended
Mar. 31, 2019 USD ($)
Accounts Payable [Member]
Purchases of property, plant, and equipment	$ 31,100
Short-term Debt [Member]
Purchases of property, plant, and equipment	$ 18,700